Intangible and tangible assets - Total property, plant and equipment (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment
Property, plant and equipment	$ 109,095	$ 108,916	$ 107,101	$ 106,559
Gross value/Cost
Property, plant and equipment
Property, plant and equipment	292,485	295,886	296,078
Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(183,390)	(186,970)	(188,977)
Exploration and Production activities
Property, plant and equipment
Property, plant and equipment	83,419	82,352	83,869
Exploration and Production activities | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	224,741	227,145	231,396
Exploration and Production activities | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(141,322)	(144,793)	(147,527)
Exploration and Production activities | Proved properties
Property, plant and equipment
Property, plant and equipment	61,881	57,879	63,508
Exploration and Production activities | Proved properties | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	202,731	201,961	210,079
Exploration and Production activities | Proved properties | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(140,850)	(144,082)	(146,571)
Exploration and Production activities | Unproved properties
Property, plant and equipment
Property, plant and equipment	1,210	1,187	755
Exploration and Production activities | Unproved properties | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	1,370	1,455	1,023
Exploration and Production activities | Unproved properties | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(160)	(268)	(268)
Exploration and Production activities | Work in progress
Property, plant and equipment
Property, plant and equipment	20,328	23,286	19,606
Exploration and Production activities | Work in progress | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	20,640	23,729	20,294
Exploration and Production activities | Work in progress | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(312)	(443)	(688)
Other (excluding exploration and production activities)
Property, plant and equipment
Property, plant and equipment	25,676	26,564	23,232
Other (excluding exploration and production activities) | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	67,744	68,741	64,682
Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(42,068)	(42,177)	(41,450)
Other (excluding exploration and production activities) | Land
Property, plant and equipment
Property, plant and equipment	1,554	1,829	2,050
Other (excluding exploration and production activities) | Land | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	2,598	2,837	3,089
Other (excluding exploration and production activities) | Land | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(1,044)	(1,008)	(1,039)
Other (excluding exploration and production activities) | Machinery, plant and equipment (including transportation equipment)
Property, plant and equipment
Property, plant and equipment	12,199	11,547	10,923
Other (excluding exploration and production activities) | Machinery, plant and equipment (including transportation equipment) | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	39,315	38,769	37,002
Other (excluding exploration and production activities) | Machinery, plant and equipment (including transportation equipment) | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(27,116)	(27,222)	(26,079)
Other (excluding exploration and production activities) | Buildings
Property, plant and equipment
Property, plant and equipment	3,198	3,424	3,603
Other (excluding exploration and production activities) | Buildings | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	9,390	9,529	10,230
Other (excluding exploration and production activities) | Buildings | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(6,192)	(6,105)	(6,627)
Other (excluding exploration and production activities) | Work in progress
Property, plant and equipment
Property, plant and equipment	4,351	5,239	3,937
Other (excluding exploration and production activities) | Work in progress | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	4,382	5,262	3,960
Other (excluding exploration and production activities) | Work in progress | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(31)	(23)	(23)
Other (excluding exploration and production activities) | Other
Property, plant and equipment
Property, plant and equipment	4,374	4,525	2,719
Other (excluding exploration and production activities) | Other | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	12,059	12,344	10,401
Other (excluding exploration and production activities) | Other | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	$ (7,685)	$ (7,819)	$ (7,682)